NOTE 3. DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Note 3. Discontinued Operations Tables
Schedule of assets and liabilities, discontinued operations
	December 31,
	2015	2014
Assets classified as discontinued operations
Accounts receivable, net	$27,688	$28,688
Prepaid expenses and other current assets	3,100	4, 901
Other financing receivables from peer store, net	─	16,786
Inventories	4,330	4,729
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	63,774	285,983
Short-term net investment in sales-type leases	5,703	56,975
Total current assets	104,595	398,062
Long-term net investment in direct financing and sales-type leases, net of current maturities	3,064	59,170
Deferred income tax assets	12,186	9,913
Total non-current assets	15,250	69,083
Total assets	$119,845	$467,145

	December 31,
	2015	2014
Liabilities classified as discontinued operations
Income tax payable	111	929
Other payables and accrued liabilities	11,795	15,801
Long-term payables, current portion	─	899
Short-term bonds payable	36,738	─
Financing payables, related parties	1,801	99,783
Total current liabilities	50,445	117,412
Long-term payables	2,587	9,102
Total non-current liabilities	2,587	9,102
Total liabilities	$53,032	$126,514

Revenues and income from discontinued operations
	Years ended December 31,
	2015	2014	2013

Revenues	$154,268	$812,019	$661,512

Income from discontinued operations	10,100	35,429	28,018
Income tax provisions	1,895	8,941	7,424
Income from discontinued operation, net of income tax	8,205	26,488	20,594

Selective cash flow information from discontinued operations
	Years ended December 31,
	2015	2014	2013

Net cash provided by (used in) operating activities	$332,630	$(10,686)	$(125,928)

Net cash provided by (used in) investing activities	─	─	─